Income tax and social contribution (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax and social contribution
Current income tax and social security contribution	R$ (69,873)	R$ (95,375)	R$ (66,912)
Deferred income tax	(4,483)	10,958	1,775
Income tax and social contributions	R$ (74,356)	R$ (84,417)	R$ (65,137)